UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3455

The North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

September 30, 2017

NCT-QTLY-1117
1.807741.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 100.0%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
1.28% 12/14/17	$25,000,000	$24,931,865
1.3% 10/10/17	30,000,000	29,988,678
1.3% 10/12/17	30,000,000	29,986,587
1.31% 10/5/17	30,000,000	29,993,856
1.34% 12/6/17	20,000,000	19,951,606
Atlantic Asset Securitization Corp.:
1.09% 10/2/17	8,680,000	8,680,000
1.27% 11/20/17	30,000,000	29,944,446
1.27% 11/22/17	30,000,000	29,942,220
1.31% 12/1/17	30,000,000	29,931,960
1.4% 1/5/18	30,000,000	29,888,688
1.41% 1/25/18	14,000,000	13,935,893
1.42% 2/1/18	10,000,000	9,951,878
Australia & New Zealand Banking Group Ltd.:
1 month U.S. LIBOR + 0.080% 1.3106% 1/5/18 (a)(b)	35,000,000	35,001,925
1 month U.S. LIBOR + 0.100% 1.3356% 1/22/18 (a)(b)	20,000,000	20,001,720
1 month U.S. LIBOR + 0.110% 1.3417% 4/5/18 (a)(b)	30,000,000	30,002,520
Bank of Montreal yankee:
1.3% 10/5/17	25,000,000	24,994,825
1.31% 11/1/17	30,000,000	29,965,599
1.3339% 12/11/17	30,000,000	29,921,769
1.34% 12/8/17	30,000,000	29,925,333
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.100% 1.335% 11/10/17 (a)(b)	25,000,000	25,003,500
1 month U.S. LIBOR + 0.150% 1.385% 3/9/18 (a)(b)	30,000,000	30,002,460
1 month U.S. LIBOR + 0.150% 1.3861% 3/13/18 (a)(b)	10,000,000	10,000,800
1 month U.S. LIBOR + 0.170% 1.405% 11/10/17 (a)(b)	30,000,000	30,006,630
1 month U.S. LIBOR + 0.170% 1.4056% 5/22/18 (a)(b)	25,000,000	25,000,575
1 month U.S. LIBOR + 0.460% 1.6917% 10/6/17 (a)(b)	25,000,000	25,002,575
BNP Paribas Dublin Branch yankee 1.17% 10/3/17	8,578,000	8,576,911
BNP Paribas New York Branch yankee:
1.29% 10/2/17	30,000,000	29,997,144
1.36% 12/4/17	30,000,000	29,933,781
BPCE SA yankee:
1.33% 10/2/17	30,000,000	29,997,087
1.35% 10/6/17	30,000,000	29,993,175
1.36% 10/5/17	11,000,000	10,997,857
1.4% 11/6/17	30,000,000	29,961,399
Caisse d'Amort de la Dette Sociale yankee:
1.22% 10/2/17 (c)	500,000	499,952
1.22% 10/2/17 (c)	3,000,000	2,999,711
1.27% 10/2/17 (c)	25,744,000	25,741,521
1.31% 10/30/17 (c)	30,000,000	29,968,947
1.32% 10/3/17 (c)	13,000,000	12,998,328
1.335% 10/4/17 (c)	30,000,000	29,995,170
1.35% 1/4/18 (c)	20,000,000	19,929,298
1.36% 1/10/18 (c)	30,000,000	29,886,528
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.150% 1.3844% 4/13/18 (a)(b)	20,000,000	19,998,420
1 month U.S. LIBOR + 0.150% 1.3872% 1/19/18 (a)(b)	30,000,000	30,007,440
1 month U.S. LIBOR + 0.170% 1.4061% 1/12/18 (a)(b)	20,000,000	20,006,140
1 month U.S. LIBOR + 0.170% 1.4061% 4/13/18 (a)(b)	30,000,000	30,000,900
1 month U.S. LIBOR + 0.170% 1.4061% 4/20/18 (a)(b)	20,000,000	20,003,660
1 month U.S. LIBOR + 0.260% 1.4944% 12/18/17 (a)(b)	20,000,000	20,009,880
1 month U.S. LIBOR + 0.480% 1.7161% 10/13/17 (a)(b)	10,000,000	10,002,120
Commonwealth Bank of Australia 3 month U.S. LIBOR + 0.340% 1.6572% 12/1/17 (a)(b)	17,000,000	17,012,223
Credit Agricole CIB yankee:
1.08% 10/2/17	1,347,000	1,346,873
1.36% 12/4/17	30,000,000	29,933,889
1.39% 1/2/18	12,375,000	12,332,775
Credit Suisse AG:
1 month U.S. LIBOR + 0.160% 1.3944% 3/22/18 (a)(b)	30,000,000	29,995,440
1 month U.S. LIBOR + 0.160% 1.3961% 2/20/18 (a)(b)	30,000,000	30,011,550
1 month U.S. LIBOR + 0.170% 1.4044% 2/15/18 (a)(b)	30,000,000	30,001,080
1 month U.S. LIBOR + 0.250% 1.4872% 11/1/17 (a)(b)	30,000,000	30,007,860
DNB Bank ASA:
1 month U.S. LIBOR + 0.080% 1.3144% 11/15/17 (a)(b)	30,000,000	30,003,630
1 month U.S. LIBOR + 0.080% 1.315% 11/10/17 (a)(b)	30,000,000	30,003,420
1 month U.S. LIBOR + 0.100% 1.3344% 3/19/18 (a)(b)	30,000,000	30,001,770
Federation des caisses Desjardin yankee:
1.11% 10/2/17	6,000,000	6,000,000
1.24% 10/25/17	20,000,000	19,982,478
1.26% 11/3/17	30,000,000	29,964,330
1.28% 12/5/17	50,000,000	49,881,442
1.3% 11/1/17	25,000,000	24,971,995
1.3% 12/20/17	30,000,000	29,910,894
Gotham Funding Corp. yankee:
1.33% 10/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,993,292
1.34% 12/18/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,910,867
1.34% 12/19/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,909,685
1.41% 1/25/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	21,000,000	20,903,839
1.42% 1/26/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	7,000,000	6,967,652
ING U.S. Funding LLC 1 month U.S. LIBOR + 0.110% 1.3461% 10/12/17 (a)(b)	25,000,000	25,001,600
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.100% 1.3306% 11/2/17 (a)(b)	20,000,000	20,002,520
1 month U.S. LIBOR + 0.130% 1.3667% 12/27/17 (a)(b)	25,000,000	25,005,100
1 month U.S. LIBOR + 0.160% 1.3922% 1/8/18 (a)(b)	20,000,000	20,005,240
1 month U.S. LIBOR + 0.180% 1.4111% 4/9/18 (a)(b)	20,000,000	20,006,340
1 month U.S. LIBOR + 0.220% 1.4572% 6/1/18 (a)(b)	30,000,000	30,015,450
1.4% 12/8/17	25,000,000	24,938,605
Liberty Street Funding LLC:
1 month U.S. LIBOR + 0.120% 1.355% 11/9/17 (a)(b)	30,000,000	30,004,800
1.31% 12/11/17 (Liquidity Facility Bank of Nova Scotia)	30,000,000	29,919,942
Manhattan Asset Funding Co. LLC:
1 month U.S. LIBOR + 0.140% 1.375% 1/29/18 (a)(b)	30,000,000	30,000,000
1.31% 12/4/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	30,000,000	29,928,390
1.31% 12/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	30,000,000	29,927,193
1.33% 12/11/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	30,000,000	29,919,942
1.34% 10/30/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	30,000,000	29,967,423
Mitsubishi UFJ Trust & Banking Corp.:
1.22% 10/6/17	14,000,000	13,996,714
1.35% 10/30/17	30,000,000	29,968,200
1.35% 12/13/17	30,000,000	29,919,375
1.37% 1/2/18	30,000,000	29,894,709
1.4% 1/12/18	21,000,000	20,917,313
1.4% 1/17/18	9,000,000	8,962,600
National Australia Bank Ltd.:
1 month U.S. LIBOR + 0.100% 1.335% 1/29/18 (a)(b)	30,000,000	30,000,180
1 month U.S. LIBOR + 0.140% 1.375% 6/11/18 (a)(b)	30,000,000	29,998,290
3 month U.S. LIBOR + 0.340% 1.6561% 12/6/17 (a)(b)	20,000,000	20,015,200
3 month U.S. LIBOR + 0.390% 1.6941% 10/10/17 (a)(b)	25,000,000	25,004,000
National Bank of Canada yankee:
1.3% 10/3/17	30,000,000	29,996,079
1.3% 12/11/17	30,000,000	29,924,748
1.31% 11/16/17	25,000,000	24,959,600
Nationwide Building Society yankee 1.43% 1/25/18	30,000,000	29,859,876
Ontario Teachers' Finance Trust:
1 month U.S. LIBOR + 0.120% 1.3506% 2/5/18 (a)(b)	20,000,000	20,001,560
1 month U.S. LIBOR + 0.220% 1.4517% 10/6/17 (a)(b)	30,000,000	30,001,680
yankee:
1.28% 10/20/17	25,000,000	24,982,150
1.34% 11/10/17	20,000,000	19,971,114
Rabobank Nederland New York Branch:
1 month U.S. LIBOR + 0.100% 1.3344% 3/15/18 (a)(b)	30,000,000	29,998,740
1.27% 12/21/17	30,000,000	29,911,950
Societe Generale yankee:
1.25% 10/19/17	12,500,000	12,491,758
1.31% 10/31/17	30,000,000	29,968,239
1.34% 10/31/17	25,000,000	24,973,533
1.34% 10/31/17	30,000,000	29,968,239
Swedbank AB yankee:
1.27% 12/11/17	30,000,000	29,925,480
1.28% 12/18/17	30,000,000	29,917,134
1.3% 11/3/17	30,000,000	29,965,788
1.305% 12/1/17	30,000,000	29,937,105
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.130% 1.3606% 2/5/18 (a)(b)	20,000,000	20,003,060
1 month U.S. LIBOR + 0.130% 1.365% 4/9/18 (a)(b)	30,000,000	30,007,860
1 month U.S. LIBOR + 0.160% 1.3906% 6/5/18 (a)(b)	30,000,000	30,003,540
1 month U.S. LIBOR + 0.160% 1.3956% 5/22/18 (a)(b)	30,000,000	30,004,980
yankee 1.3% 11/3/17	30,000,000	29,964,999
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.110% 1.3417% 1/31/18 (a)(b)	20,000,000	20,003,520
1 month U.S. LIBOR + 0.150% 1.3822% 3/2/18 (a)(b)	30,000,000	30,009,660
1 month U.S. LIBOR + 0.170% 1.4072% 3/16/18 (a)(b)	30,000,000	30,010,170
1 month U.S. LIBOR + 0.230% 1.4672% 12/15/17 (a)(b)	20,000,000	20,008,460
UBS AG London Branch:
1 month U.S. LIBOR + 0.150% 1.3861% 12/22/17 (a)(b)	30,000,000	30,006,360
1 month U.S. LIBOR + 0.160% 1.395% 12/29/17 (a)(b)	30,000,000	30,006,510
1 month U.S. LIBOR + 0.200% 1.4278% 2/16/18 (a)(b)	30,000,000	30,007,260
1 month U.S. LIBOR + 0.200% 1.4306% 3/2/18 (a)(b)	25,000,000	25,006,375
1 month U.S. LIBOR + 0.200% 1.4372% 1/22/18 (a)(b)	30,000,000	30,007,080
Westpac Banking Corp.:
1 month U.S. LIBOR + 0.140% 1.3744% 5/18/18 (a)(b)	30,000,000	30,020,460
1 month U.S. LIBOR + 0.220% 1.4556% 12/22/17 (a)(b)	30,000,000	30,012,420
1 month U.S. LIBOR + 0.420% 1.655% 10/10/17 (a)(b)	25,000,000	25,003,725
TOTAL COMMERCIAL PAPER
(Cost $3,222,425,124)		3,222,670,599
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,222,425,124)		3,222,670,599
NET OTHER ASSETS (LIABILITIES) - 0.0%		(235,319)
NET ASSETS - 100%		$3,222,435,280

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,019,455 or 4.7% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Government Portfolio

September 30, 2017

NCC-QTLY-1117
1.807740.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 26.7%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 26.7%
U.S. Treasury Bills
11/2/17 to 2/15/18	1.02 to 1.15%	$617,000,000	$615,600,589
U.S. Treasury Notes
10/31/17 to 7/31/19	1.01 to 1.19 (b)	662,000,000	662,623,592
TOTAL U.S. TREASURY DEBT
(Cost $1,278,224,181)			1,278,224,181

U.S. Government Agency Debt - 65.2%
Federal Agencies - 65.2%
Fannie Mae
10/3/17 to 1/11/18	0.78 to 1.28 (b)	255,300,000	255,055,459
Federal Farm Credit Bank
10/10/17 to 11/15/18	1.02 to 1.41 (b)	413,195,000	412,776,235
Federal Home Loan Bank
10/2/17 to 1/22/19	0.91 to 1.31 (b)	1,984,870,000	1,984,594,513
Freddie Mac
11/13/17 to 6/28/18	0.97 to 1.30 (b)	478,426,000	478,094,385
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,130,520,592)			3,130,520,592

U.S. Treasury Repurchase Agreement - 4.6%
	Maturity Amount	Value
In a joint trading account at 1.05% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations) #	$60,154,271	$60,149,000
With:
Barclays Capital, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,624, 0.00% - 2.38%, 10/15/17 - 5/15/27)	6,000,530	6,000,000
BMO Capital Markets Corp. at 1.06%, dated 9/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,228,371, 2.00%, 2/15/22)	6,013,957	6,000,000
Deutsche Bank Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $10,289,987, 1.50% - 4.38%, 8/15/20 - 5/15/42)	10,000,883	10,000,000
Goldman Sachs & Co. at 1.06%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,565, 1.38%, 9/30/18)	6,001,237	6,000,000
Nomura Securities International, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $76,506,850, 1.25% - 3.13%, 3/31/19 - 2/15/43)	75,006,625	75,000,000
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $2,059,836, 0.75% - 5.38%, 2/28/18 - 2/15/47)	2,005,400	2,000,000
RBS Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $1,023,354, 1.13%, 1/31/19)	1,000,088	1,000,000
Societe Generale at:
1.09%, dated:
7/5/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $13,426,092, 2.25% - 8.50%, 2/15/20 - 8/15/46)	13,036,212	13,000,000
7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $13,418,573, 0.00% - 6.38%, 1/4/18 - 11/15/44)	13,036,212	13,000,000
7/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $13,292,937, 0.00% - 6.38%, 10/15/17 - 5/15/45)	13,035,425	13,000,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $11,345,475, 1.38% - 3.75%, 4/30/20 - 8/15/46)	11,031,594	11,000,000
TD Securities (U.S.A.) at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,621, 2.13%, 2/29/24)	6,000,530	6,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $222,149,000)		222,149,000
TOTAL INVESTMENT IN SECURITIES - 96.5%
(Cost $4,630,893,773)		4,630,893,773
NET OTHER ASSETS (LIABILITIES) - 3.5%		169,355,777
NET ASSETS - 100%		$4,800,249,550

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$60,149,000 due 10/2/17 at 1.05%
Bank of Nova Scotia	$50,149,000
Citibank NA	2,000,000
Wells Fargo Securities LLC	8,000,000
$60,149,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017